Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent Events
Reinsurance Transactions
Effective May 2017, the Company and Brighthouse NY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.
Effective January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.
Effective January 2017, MLIC recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.
Effective January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by Brighthouse Life Insurance Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.
Committed Facilities and Reinsurance Financing Arrangement
On April 28, 2017, MetLife, Inc. and MetLife Reinsurance of Vermont terminated the $4.3 billion committed facility, and MetLife, Inc. and MRSC terminated the $3.5 billion committed facility.
On April 28, 2017, BRCD entered into a new financing arrangement with a pool of highly rated third party reinsurers and a total capacity of $10.0 billion. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At September 14, 2017, there were no drawdowns on such notes and there was $8.1 billion of funding available under this arrangement.
Surplus Notes - Affiliated
On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company’s obligation to pay the principal under the $750 million aggregate principal amount, 8.595% surplus notes. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.
On April 28, 2017, the surplus note obligations with MetLife, Inc. totaling $1.1 billion, which were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a noncash exchange for $1.1 billion of loans outstanding from MetLife, Inc.
Capital Transactions
On September 8, 2017, Brighthouse Life Insurance Company received a capital contribution of $100 million in cash from Brighthouse Holdings, LLC.
On August 10, 2017, Brighthouse Life Insurance Company received a capital contribution of $400 million in cash from Brighthouse Holdings, LLC.
On June 30, 2017, Brighthouse Life Insurance Company received a capital contribution of $600 million in cash from Brighthouse Holdings, LLC.
On April 28, 2017, the Contribution Transactions discussed in Note 3 included a net cash return of capital of $2.7 billion.